(Loss) Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Basic (loss) earnings per share
Net loss attributable to Aurora shareholders	$ (198,997)		$ (1,717,624)
Weighted average number of common shares outstanding (in shares)	322,735,165		214,912,605
Basic (in CAD per share)	$ (0.62)	$ (7.99)	$ (7.99)